UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/13

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large-Cap Fund

Toews Hedged Small & Mid Cap Fund

Toews Unconstrained Income Fund

Semi-Annual Report

October 31, 2013

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above-inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence, risk abatement strategies are ideal for investment in financial markets.  The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities (or bonds), and we attempt to replicate the target index of the fund.  At every point during a rising market, our system maintains an exit point at some percentage below the market.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower.  The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months ending October 31, 2013, the markets were rising, with the S&P 500 higher by 27.18%.  Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds generally under-performed their benchmarks (see table below).

Performance for the six months ending October 31, 2013:

Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Emerging Markets Fund	$7,978,656	-3.74%	1.18%	MSCI Emerging Markets NET (USD)
Toews Hedged International Developed Markets Fund	61,587,959	3.63%	8.53%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	91,242,425	1.87%	1.47%	BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Large-Cap Fund	64,260,553	11.64%	11.15%	S&P 500 TR
Toews Hedged Small & Mid Cap Fund	82,384,930	12.86%	16.90% 11.95%	Russell 2000 Total Return S&P Midcap 400 Total Return
Toews Hedged Growth Allocation Fund	19,421,753	7.87%	11.15%	S&P 500 TR
Toews Unconstrained Income Fund	43,488,925	1.66%*	1.98%*	Barclays Aggregate Bond Index

*For the period August 28, 2013 (commencement of operations) to October 31, 2013.

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

Secular bear markets, like those that we have participated in over the past 13 years, include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

While stocks could continue to move higher over the coming year, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index. 3115-NLD-12/19/2013

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Emerging Markets Fund	-3.74%	-3.74%	-12.74%	-3.34%
S&P 500 Total Return Index	11.15%	27.18%	16.56%	19.15%
MSCI Emerging Markets Index	1.18%	6.53%	0.30%	11.56%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.24%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Variable Rate Bonds & Notes	22.4%
Cash and Other Assets Less Liabilities	77.6%
100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Growth Allocation Fund	7.87%	19.41%	4.76%	4.90%
S&P 500 Total Return Index	11.15%	27.18%	16.56%	17.17%

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Mutual Funds - Debt Funds	22.9%
Municipal Bonds	15.5%
Variable Rate Bonds & Notes	12.1%
Exchange Traded Funds - Debt Funds	0.7%
Cash and Other Assets Less Liabilities	48.8%
100.0%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since April 30, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.72%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged High Yield Bond Fund	1.87%	7.31%	8.28%	8.60%
BofA Merrill Lynch High Yield Cash Pay Index	1.47%	8.76%	10.94%	11.07%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.98%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Mutual Funds - Debt Funds	97.9%
Exchange Traded Funds - Debt Funds	0.7%
Mortgage Note	1.1%
Cash and Other Assets Less Liabilities	0.3%
100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged International Developed Markets Fund	3.63%	15.89%	-2.89%	-0.54%
The MSCI EAFE Index	8.53%	26.88%	8.38%	13.51%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.57%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Municipal Bonds	9.8%
Variable Rate Bonds & Notes	4.9%
Cash and Other Assets Less Liabilities	85.3%
100.0%

Toews Hedged Large-Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Large-Cap Fund	11.64%	23.29%	7.95%	8.81%
S&P 500 Total Return Index	11.15%	27.18%	16.56%	18.30%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.56%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Municipal Bonds	11.9%
Variable Rate Bonds & Notes	2.6%
Cash and Other Assets Less Liabilities	85.5%
100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
	Six Months	1 Year	3 Year	Since Inception*
Toews Hedged Small & Mid Cap Fund	12.86%	27.06%	8.26%	8.66%
S&P Midcap 400 Total Return Index	11.95%	33.48%	17.55%	19.59%
Russell 2000 Total Return Index	16.90%	36.28%	17.69%	19.16%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.49%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Municipal Bonds	20.8%
Variable Rate Bonds & Notes	1.5%
Cash and Other Assets Less Liabilities	77.7%
100.0%

Toews Unconstrained Income Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2013*

Annualized Total Returns as of October 31, 2013
Since Inception*
Toews Unconstrained Income Fund	1.66%
Barclays Aggregate Bond Index	1.98%

* Commencement of operations is August 28, 2013.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.61%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2013
Percent of
Net Assets
Mutual Funds - Debt Funds	91.5%
Exchange Traded Funds - Debt Funds	5.4%
Mortgage Notes	2.9%
Cash and Other Assets Less Liabilities	0.2%
100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 22.4% (b)(c)
	COMMERCIAL SERVICES- 4.4%
$ 350,000	Allen Temple African Methodist Episcopal Church, 0.37%, 7/1/22	$ 350,000

	HEALTHCARE - SERVICES - 12.0%
960,000	Kingston Care Center of Fort Wayne LLC, 0.32%, 7/1/27	960,000

	MUNICIPAL - 6.0%
480,000	Milford Hiksville Ohio Junior Township 0.28%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,417,000)	1,790,000

	TOTAL INVESTMENTS - 22.4%
	(Cost - $1,790,000)(a)	$ 1,790,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 77.6%	6,188,656
	NET ASSETS - 100.0%	$ 7,978,656

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
161	Emeriging Market Future maturing December 2013	$ 255,845
	TOTAL FUTURES CONTRACTS
	(Underlying Notional Amount $8,242,395)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 22.4%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Shares		Market Value
	MUTUAL FUNDS - 22.9%
	DEBT FUNDS - 22.9%
83,950	American High-Income Trust - Class R-6	$ 958,715
922	John Hancock Core High Yield Fund - Class I	10,101
20,681	Nuveen High Income Bond Fund - Class I	191,089
171,188	PIMCO High Yield Fund - Institutional Class	1,648,018
51,794	Principal High Yield Fund - Institutional Class	408,655
71,576	Prudential High Yield Fund, Inc. - Class Z	411,561
40,279	RidgeWorth SEIX High Yield Fund - I Shares	409,233
52,349	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	407,802
1,111	Western Asset High Yield Fund - Institutional Class	10,132
	TOTAL MUTUAL FUNDS (Cost - $4,361,183)	4,455,306

	EXCHANGE TRADED FUNDS - 0.7%
	DEBT FUNDS - 0.7%
700	iShares iBoxx $ High Yield Corporate Bond ETF	65,380
1,700	SPDR Barclays Capital High Yield Bond ETF	69,071
	TOTAL EXCHANGE TRADED FUNDS (Cost - $134,202)	134,451

Principal	VARIABLE RATE BONDS & NOTES - 12.1% (b)(c)
	COMMERCIAL SERVICES - 3.2%
$ 326,000	Cincinnati Bar Association, 0.37%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.37%, 11/1/20	290,000
		616,000
	DIVERSIFIED FINANCIAL SERVICES - 8.9%
1,078,050	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.32%, 12/1/44	1,078,050
183,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	183,000
145,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	145,000
326,000	Tice Family LLC, 0.37%, 12/1/35	326,000
		1,732,050

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,348,050)	2,348,050

	MUNICIPAL BONDS - 15.5% (b)(c)
	ILLINOIS - 5.1%
1,000,000	Will-Kankakee Regional Development Authority, 0.28%, 8/1/36	1,000,000

	KENTUCKY - 1.6%
305,000	County of Boyd KY, 0.28%, 10/1/15	305,000

	MICHIGAN - 5.7%
540,000	Michigan State Strategic Fund, 0.28%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.28%, 12/1/31	565,000
		1,105,000
	OHIO - 3.1%
605,000	Summit County Ohio Port Authority Rev, 0.28%, 2/1/28	605,000

	TOTAL MUNICIPAL BONDS (Cost $3,015,000)	3,015,000

	TOTAL INVESTMENTS - 51.2% (Cost - $9,858,435)(a)	$ 9,952,807
	CASH AND OTHER ASSETS LESS LIABILITIES - 48.8%	9,468,946
	NET ASSETS - 100.0%	$ 19,421,753

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2013

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
64	MSCI EAFE Index mini, maturing December 2013	$ 297,630
4	Nasdaq 100, maturing December 2013	78,780
27	Russell 2000 Mini, maturing December 2013	121,450
6	S&P 500, maturing December 2013	103,200
23	S&P Midcap 400 E-mini, maturing December 2013	130,935
	TOTAL FUTURES CONTRACTS	$ 731,995
	(Underlying Notional Amount $15,897,840)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $9,881,088 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 71,719
Unrealized depreciation:		-
Net unrealized appreciation:		$ 71,719

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 27.6%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Shares		Market Value

	MUTUAL FUNDS - 97.9%
	DEBT FUNDS - 97.9%
2,030,042	American High-Income Trust - Class R-6	$ 23,183,082
53,950	John Hancock Core High Yield Fund - Class I	591,294
155,440	Nuveen High Income Bond Fund - Class I	1,436,266
2,624,354	PIMCO High Yield Fund - Institutional Class	25,272,530
1,209,621	Principal High Yield Fund - Institutional Class	9,543,912
1,666,775	Prudential High Yield Fund, Inc. - Class Z	9,583,954
939,690	RidgeWorth SEIX High Yield Fund - I Shares	9,547,246
1,223,105	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	9,527,985
72,901	Western Asset High Yield Fund - Institutional Class	664,861
	TOTAL MUTUAL FUNDS (Cost - $87,476,624)	89,351,130

	EXCHANGE TRADED FUNDS - 0.7%
	DEBT FUNDS - 0.7%
3,700	iShares iBoxx $ High Yield Corporate Bond Fund	345,580
6,450	SPDR Barclays Capital High Yield Bond ETF	262,064
	TOTAL EXCHANGE TRADED FUNDS (Cost - $605,765)	607,644

Principal	MORTGAGE NOTE - 1.1% (b)
$1,000,742	Aristone Realty Capital, 15.00%, due 4/11/14	1,000,742
	TOTAL MORTGAGE NOTE (Cost - $1,000,742)

	TOTAL INVESTMENTS - 99.7% (Cost - $89,083,131)(a)	$ 90,959,516
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.3%	282,909
	NET ASSETS - 100.0%	$ 91,242,425

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $89,373,707 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,585,809
Unrealized depreciation:		-
Net unrealized appreciation:		$ 1,585,809

(b) Securities for which market quotations are not readily available. The aggregate value of such securities is 1.1%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 4.9% (b)(c)
	BUILDING MATERIALS - 1.0%
$ 635,000	Schulte Corp., 0.32%, 9/1/24	$ 635,000

	COMMERCIAL SERVICES- 0.2%
110,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
460,000	Michigan Equity Group LLC, 0.32%, 4/1/34	460,000
902,000	RDV Finance LLC, 0.32%, 3/1/40	902,000
		1,362,000
	FOOD - 0.6%
398,000	Forward Corp., 0.32%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 0.9%
535,000	O.E. Meyer Co., 0.37%, 12/1/13	535,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,040,000)	3,040,000

	MUNICIPAL BONDS - 9.8% (b)(c)
	GEORGIA - 1.5%
900,000	DeKalb County Development Authority, 0.28%, 11/1/22	900,000

	ILLINOIS - 1.5%
900,000	Oak Forest, 0.24%, 7/1/24	900,000

	KENTUCKY - 0.7%
435,000	Georgetown KentuckY INDL Building Revenue, 0.24%, 11/15/29	435,000

	MICHIGAN - 1.8%
880,000	Genesee Country Economic Development Corp/MI, 0.28%, 4/1/30	880,000
250,000	Michigan Higher Education Facilities Authority, 0.24%, 1/1/36	250,000
		1,130,000
	OHIO - 4.3%
830,000	Akron Ohio Metro HSG Authority, 0.28%, 4/1/18	830,000
1,790,000	Parma Ohio Economic, 0.28%, 2/1/31	1,790,000
		2,620,000

	TOTAL MUNICIPAL BONDS (Cost $5,985,000)	5,985,000

	TOTAL INVESTMENTS - 14.7%
	(Cost - $9,025,000)(a)	$ 9,025,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 85.3%	52,562,959
	NET ASSETS - 100.0%	$ 61,587,959

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
674	MSCI EAFE Index mini, maturing December 2013	$ 3,015,660
(Underlying Notional Amount $63,197,610)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 14.7%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Large-Cap Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 2.6% (b)(c)
	COMMERCIAL SERVICES- 0.6%
$ 370,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
140,000	Tile Shop of Michigan LLC, 0.37%, 4/1/28	140,000

	FOREST PRODUCTS & PAPER - 0.9%
600,000	Envelope Printery, Inc., 0.37%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 0.4%
180,000	MHRC LLC, 0.32%, 4/1/34	180,000
85,000	New Lexington Clinic PSC, 0.37%, 12/1/27	85,000
		265,000
	REAL ESTATE - 0.5%
275,000	L3 Corp., 0.37%, 11/1/17	275,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost 1,650,000)	1,650,000

	MUNICIPAL BONDS- 11.9% (b)(c)
	FLORIDA - 0.5%
310,000	Collier County Florida Educational Rev, 0.24%, 4/1/28	310,000

	ILLINOIS - 7.3%
4,700,000	City of Oak Forest IL, 0.24%, 7/1/24	4,700,000

	KENTUCKY - 0.6%
400,000	County of Greenup KY, 0.28%, 12/1/18	400,000

	MICHIGAN - 2.0%
400,000	Fremont Michigan Hospital Authority Revenue, 0.24%, 11/1/27	400,000
900,000	Jackson County Economic Development Corp., 0.24%, 12/1/14	900,000
		1,300,000
	OHIO - 1.5%
270,000	County of Franklin OH, 0.28%, 4/1/22	270,000
430,000	Highland County Joint Township Hospital District, 0.28%, 8/1/24	430,000
240,000	Sharonville OH Indl Development Revenue, 0.32%, 9/1/14	240,000
		940,000

	TOTAL MUNICIPAL BONDS (Cost $7,650,000)	7,650,000

	TOTAL INVESTMENTS - 14.5%
	(Cost - $9,300,000)(a)	$ 9,300,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 85.5%	54,960,553
	NET ASSETS - 100.0%	$ 64,260,553

See accompanying notes to financial statements.

Toews Hedged Large-Cap Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2013

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
59	NASDAQ 100 maturing December 2013	$ 1,096,865
105	S&P 500 maturing December 2013	1,639,100
	TOTAL FUTURES CONTRACTS	$ 2,735,965
(Underlying Notional Amount $65,840,850)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 14.5%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Principal		Market Value

	VARIABLE RATE BONDS & NOTES - 1.5% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
$ 700,000	Fornell Associated LLC, 0.37%, 7/1/23	$ 700,000
500,000	Willow Interest LLC, 0.37%, 4/1/25	500,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,200,000)	1,200,000

	MUNICIPAL BONDS - 20.8% (b)(c)
	ILLINOIS - 1.7%
430,000	Illinois Finance Authority, 0.34%, 9/1/17	430,000
1,000,000	Orlando Park II Indl Dev, 0.32%, 4/1/31	1,000,000
		1,430,000
	INDIANA - 0.7%
550,000	Kendallville Indiana Economic Rev. 0.38%, 3/1/26	550,000

	KENTUCKY - 0.4%
300,000	Lexington Fayette KY Urban County, 0.32%, 12/1/31	300,000

	MICHIGAN - 2.8%
800,000	Michigan State Hospital Finanice Authority, 0.32%, 2/1/22	800,000
100,000	Michigan Strategic Fund, 0.29%, 10/1/25	100,000
1,400,000	Michigan Strategic Fund, 0.36%, 3/1/37	1,400,000
		2,300,000
	OHIO - 8.6%
577,000	City of Hamilton OH, 0.36%, 9/1/25	577,000
4,145,000	City of Hamilton OH, 0.28%, 12/1/26	4,145,000
895,000	City of Hamilton OH, 0.36%, 11/1/23	895,000
615,000	City of Hamilton OH, 0.36%, 4/1/20	615,000
120,000	Highland County Ohio, 0.36%, 8/1/24	120,000
800,000	Mercer County Ohio Healthcare Rev, 0.36%, 4/1/23	800,000
		7,152,000
	SOUTH CAROLINA - 6.6%
5,440,000	South Carolina Jobs-Economic Development Authority, 0.28%, 2/1/28	5,440,000

	TOTAL MUNICIPAL BONDS (Cost $17,172,000)	17,172,000

	TOTAL INVESTMENTS - 22.3%
	(Cost - $18,372,000)(a)	$ 18,372,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 77.7%	64,012,930
	NET ASSETS - 100.0%	$ 82,384,930

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
329	S&P Midcap 400 E-Mini maturing December 2013	$ 1,843,945
382	Russell Mini maturing December 2013	1,677,705
	TOTAL FUTURES CONTRACTS	$ 3,521,650
	(Underlying Notional Amount $84,258,520)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Securities for which market quotations are not readily available. The aggregate value of such securities is 22.3%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
October 31, 2013

Shares		Market Value
	MUTUAL FUNDS - 91.5%
	DEBT FUNDS - 91.5%
339,885	American High-Income Trust - Class R-6	$ 3,881,486
303,113	John Hancock Core High Yield Fund - Class I	2,226,120
244,427	Nuveen High Income Bond Fund - Class I	2,258,503
408,777	PIMCO High Yield Fund - Institutional Class	3,936,526
232,124	Principal High Yield Fund - Institutional Class	1,831,460
319,429	Prudential High Yield Fund, Inc. - Class Z	1,836,718
180,342	RidgeWorth SEIX High Yield Fund - I Shares	1,832,276
234,760	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	1,828,779
342,518	Vanguard Inflation-Protected Securities Fund - Admiral Shares	9,035,635
846,171	Vanguard Total Bond Market Index Fund - Class I	9,070,952
2	Vanguard Short-Term Bond Index Fund - Class I	22
224,184	Western Asset High Yield Fund - Institutional Class	2,044,554
	TOTAL MUTUAL FUNDS (Cost - $39,348,976)	39,783,031

	EXCHANGE TRADED FUNDS - 5.4%
	DEBT FUNDS - 5.4%
1,200	iShares Core Total US Bond Market ETF	129,516
6,400	iShares iBoxx $ High Yield Corporate Bond ETF	597,760
2,400	iShares TIPS Bond ETF	271,032
8,400	SPDR Barclays High Yield Bond ETF	341,292
1,600	Vanguard Total Bond Market ETF	130,240
30,100	VelocityShares Daily Inverse VIX Short Term ETN	872,900
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,321,343)	2,342,740

Principal	MORTGAGE NOTES - 2.9% (b)
$415,017	Aristone Realty Capital, 20.00%, due 10/1/14	415,017
833,000	Aristone Realty Capital, 15.00%, due 5/1/15	833,000
	TOTAL MORTGAGE NOTES (Cost - $1,248,017)	1,248,017

	TOTAL INVESTMENTS - 99.8% (Cost - $42,918,336)(a)	$ 43,373,788
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%	115,137
	NET ASSETS - 100.0%	$ 43,488,925

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $42,918,336 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 479,385
Unrealized depreciation:		(23,933)
Net unrealized appreciation:		$ 455,452

(b) Securities for which market quotations are not readily available. The aggregate value of such securities is 2.9%
and they have been fair valued under procedures by the Fund's Board of Trustees, see note 2.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2013

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged	Toews
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large-Cap	Small & Mid Cap	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 1,790,000	$ 9,858,435	$ 89,083,131	$ 9,025,000	$ 9,300,000	$ 18,372,000	$ 42,918,336
Investments, at value	$ 1,790,000	$ 9,952,807	$ 90,959,516	$ 9,025,000	$ 9,300,000	$ 18,372,000	$ 43,373,788
Cash	5,150,346	5,727,526	192,303	41,630,755	42,278,848	43,969,587	78,217
Receivable for securities sold	-	-	126,301	-	-	-	-
Deposit with broker	1,083,144	3,911,178	-	9,150,407	7,025,039	16,521,260	-
Variation margin receivable	-	-	-	1,685,235	5,602,200	3,424,635	-
Dividends and interest receivable	485	17,801	330,574	2,183	2,305	4,130	92,535
Receivable for fund shares sold	9,811	21,977	154,360	239,573	181,972	268,802	207,657
Prepaid expenses and other assets	7,483	1,127	12,548	10,375	10,639	9,094	24,282
Total Assets	8,041,269	19,632,416	91,775,602	61,743,528	64,401,003	82,569,508	43,776,479

LIABILITIES:
Accrued advisory Fees	4,770	10,629	69,090	43,499	47,159	64,432	32,285
Variation margin payable	31,845	24,415	-	-	-	-	-
Payable for securities purchased	-	-	142,540	-	-	-	233,447
Payable for fund shares redeemed	3,221	147,021	291,317	74,266	58,757	80,326	5,049
Payable to affiliates	2,458	10,848	27,265	19,194	18,655	23,881	13,043
Accrued expenses and other liabilities	20,319	17,750	2,965	18,610	15,879	15,939	3,730
Total Liabilities	62,613	210,663	533,177	155,569	140,450	184,578	287,554

Net Assets	$ 7,978,656	$ 19,421,753	$ 91,242,425	$ 61,587,959	$ 64,260,553	$ 82,384,930	$ 43,488,925

NET ASSETS CONSIST OF:
Paid in capital	$ 16,132,699	$ 19,188,304	$ 87,195,586	$ 61,585,026	$ 55,884,409	$ 71,799,573	$ 42,959,453
Undistributed net investment income (loss)	(86,622)	18,940	142,497	(470,161)	(302,336)	(422,478)	26,110
Accumulated net realized gain (loss) on
investments and futures contracts	(8,323,266)	(611,858)	2,027,957	(2,542,566)	5,942,515	7,486,185	47,910
Net unrealized appreciation on
investments and futures contracts	255,845	826,367	1,876,385	3,015,660	2,735,965	3,521,650	455,452
Net Assets	$ 7,978,656	$ 19,421,753	$ 91,242,425	$ 61,587,959	$ 64,260,553	$ 82,384,930	$ 43,488,925

Shares of beneficial interest outstanding	1,150,242	1,863,641	8,202,010	6,543,370	5,231,355	6,856,287	4,294,625
Net Asset Value, offering price and
redemption price per share	$ 6.94	$ 10.42	$ 11.12	$ 9.41	$ 12.28	$ 12.02	$ 10.13

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited)
For the Six Months or Period Ended October 31, 2013

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged	Toews
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large-Cap	Small & Mid Cap	Unconstrained Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund (a)

Investment Income:
Interest income	$ 2,991	$ 10,430	$ 80,118	$ 13,833	$ 14,678	$ 25,084	$ 8,457
Dividend income	-	109,893	1,758,028	-	-	-	254,746
Total Investment Income	2,991	120,323	1,838,146	13,833	14,678	25,084	263,203

Operating Expenses:
Investment Advisory Fees	44,710	126,243	460,072	257,939	253,294	357,503	70,399
Administration fees	3,153	12,929	42,020	23,110	24,813	34,386	6,854
Registration fees	12,164	9,717	8,957	9,337	8,957	8,957	3,452
Fund Accounting fees	1,822	8,411	24,081	14,436	11,467	16,898	3,418
Professional fees	13,485	9,155	14,026	11,039	10,290	13,420	1,023
Transfer Agent fees	3,325	7,890	20,596	14,337	13,885	16,880	4,661
Non 12b-1 Shareholder Servicing fees	3,199	7,311	32,383	28,750	21,655	34,805	2,589
Printing expenses	1,896	1,653	4,196	2,968	3,598	3,805	1,023
Compliance officer fees	743	2,110	5,733	4,922	5,890	6,302	955
Trustees' fees	726	2,054	5,050	3,156	2,931	4,224	909
Insurance expenses	231	647	1,560	984	894	1,318	273
Miscellaneous expenses	688	1,508	2,617	2,148	2,077	1,007	345
Total Operating Expenses	86,142	189,628	621,291	373,126	359,751	499,505	95,901
Less: Expenses waived and / or
reimbursed by Adviser	(32,493)	(31,799)	(46,044)	(50,344)	(42,737)	(51,943)	(10,509)
Net Operating Expenses	53,649	157,829	575,247	322,782	317,014	447,562	85,392

Net Investment Income (Loss)	(50,658)	(37,506)	1,262,899	(308,949)	(302,336)	(422,478)	177,811

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	-	45,063	224,555	-	-	-	47,910
Futures Contracts	(452,334)	1,813,031	-	1,584,230	4,575,496	7,360,269	-
Net change in unrealized appreciation
(depreciation) on:
Investments	-	(44,618)	40,455	-	-	-	455,452
Futures Contracts	255,845	28,536	-	1,069,335	1,438,060	1,641,325	-
Net Realized and Unrealized
Gain (Loss) on Investments	(196,489)	1,842,012	265,010	2,653,565	6,013,556	9,001,594	503,362

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (247,147)	$ 1,804,506	$ 1,527,909	$ 2,344,616	$ 5,711,220	$ 8,579,116	$ 681,173

(a)	The Toews Unconstrained Income Fund commenced operations on August 28, 2013.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$ (50,658)	$ (114,695)	$ (37,506)	$ 57,233	$ 1,262,899	$ 3,227,264
Net realized gain (loss) on investments
and futures contracts	(452,334)	186,165	1,858,094	2,227,784	224,555	2,751,937
Distributions of capital gains from underlying
investment companies	-	-	-	19,661	-	251,237
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	255,845	-	(16,082)	667,601	40,455	394,210
Net increase (decrease) in net assets
resulting from operations	(247,147)	71,470	1,804,506	2,972,279	1,527,909	6,624,648

Distributions to Shareholders:
From net realized gains	-	-	-	-	-	(556,373)
From net investment income	-	-	-	(10,436)	(1,120,402)	(3,392,227)
Total Dividends and Distributions
to Shareholders	-	-	-	(10,436)	(1,120,402)	(3,948,600)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	2,383,639	2,052,810	5,253,444	7,236,193	45,356,680	47,641,081
Reinvestment of dividends and distributions	-	-	-	9,746	929,256	3,580,604
Cost of shares redeemed	(1,582,195)	(3,406,672)	(13,452,958)	(5,277,902)	(38,601,238)	(18,029,162)
Net increase (decrease) in net assets from
share transactions of beneficial interest	801,444	(1,353,862)	(8,199,514)	1,968,037	7,684,698	33,192,523

Total Increase (Decrease) in Net Assets	554,297	(1,282,392)	(6,395,008)	4,929,880	8,092,205	35,868,571

Net Assets:
Beginning of period	7,424,359	8,706,751	25,816,761	20,886,881	83,150,220	47,281,649
End of period*	$ 7,978,656	$ 7,424,359	$ 19,421,753	$ 25,816,761	$ 91,242,425	$ 83,150,220
* Includes undistributed net investment
income (loss) at end of period	$ (86,622)	$ (35,964)	$ 18,940	$ 56,446	$ 142,497	$ -

Share Activity:
Shares Sold	349,434	278,947	530,649	815,019	4,134,020	4,390,301
Shares Reinvested	-	-	-	1,106	84,687	330,617
Shares Redeemed	(229,002)	(465,386)	(1,340,690)	(598,541)	(3,538,859)	(1,659,364)
Net increase (decrease) in shares of
beneficial interest outstanding	120,432	(186,439)	(810,041)	217,584	679,848	3,061,554

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large-Cap		Toews Hedged Small & Mid Cap		Toews Unconstrained
	Developed Markets Fund		Fund		Fund		Income Fund

	Six Months		Six Months		Six Months		Period (a)
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended
	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013	April 30, 2013	October 31, 2013
Operations:	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$ (308,949)	$ (436,540)	$ (302,336)	$ (419,918)	$ (422,478)	$ (611,975)	$ 177,811
Net realized gain on investments
and futures contracts	1,584,230	5,132,124	4,575,496	3,569,275	7,360,269	5,146,112	47,910
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	1,069,335	1,943,351	1,438,060	1,161,147	1,641,325	1,999,175	455,452
Net increase in net assets
resulting from operations	2,344,616	6,638,935	5,711,220	4,310,504	8,579,116	6,533,312	681,173

Distributions to Shareholders:
From net investment income	-	-	-	-	-	-	(151,701)
Total Dividends and Distributions
to Shareholders	-	-	-	-	-	-	(151,701)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	18,412,170	17,803,144	23,717,932	15,091,186	21,085,176	22,874,957	44,391,697
Reinvestment of dividends and distributions	-	-	-	-	-	-	136,168
Cost of shares redeemed	(6,037,927)	(9,498,896)	(8,226,056)	(9,091,652)	(10,113,966)	(14,572,658)	(1,568,412)
Net increase in net assets from
share transactions of beneficial interest	12,374,243	8,304,248	15,491,876	5,999,534	10,971,210	8,302,299	42,959,453

Total Increase in Net Assets	14,718,859	14,943,183	21,203,096	10,310,038	19,550,326	14,835,611	43,488,925

Net Assets:
Beginning of period	46,869,100	31,925,917	43,057,457	32,747,419	62,834,604	47,998,993	-
End of period*	$ 61,587,959	$ 46,869,100	$ 64,260,553	$ 43,057,457	$ 82,384,930	$ 62,834,604	$ 43,488,925
* Includes undistributed net investment
income (loss) at end of period	$ (470,159)	$ (161,212)	$ (302,336)	$ -	$ (422,478)	$ -	$ 26,110

Share Activity:
Shares Sold	2,056,423	2,202,190	2,026,444	1,503,482	1,853,613	2,376,422	4,436,803
Shares Reinvested	-	-	-	-	-	-	13,459
Shares Redeemed	(673,006)	(1,176,838)	(709,652)	(904,689)	(899,995)	(1,516,944)	(155,637)
Net increase in shares of
beneficial interest outstanding	1,383,417	1,025,352	1,316,792	598,793	953,618	859,478	4,294,625

(a)	The Toews Unconstrained Income Fund commenced operations on August 28, 2013.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Period
	Months		ended	ended	ended	ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011	April 30, 2010*
	(Unaudited)
Net asset value, beginning of period	$ 7.21		$ 7.16	$ 12.09	$ 12.85	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.05)		(0.10)	(0.13)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(0.22)		0.15	(3.74)	0.05	2.92
Total from investment operations	(0.27)		0.05	(3.87)	0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.09)	-	(0.06)
From net realized gains on investments	-		-	(0.97)	(0.83)	-
Total distributions	-		-	(1.06)	(0.83)	(0.06)

Net asset value, end of period	$ 6.94		$ 7.21	$ 7.16	$ 12.09	$ 12.85

Total return (b)	(3.74)%	(f)	0.70%	(31.65)%	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,979		$ 7,424	$ 8,707	$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.41%	(d)	2.24%	2.06%	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.42)%	(d)	(1.39)%	(1.41)%	0.20%	(0.07)%	(d)
Net investment income (loss), before reimbursement (c) (e)	(2.32)%	(d)	(2.13)%	(1.98)%	(0.06)%	(0.35)%	(d)
Portfolio turnover rate	0%	(f)	114%	107%	419%	206%	(f)

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year		For the Year		For the Period
	Months		ended		ended		ended
	October 31, 2013		April 30, 2013		April 30, 2012		April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 9.66		$ 8.50		$ 10.84		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (a)	(0.01)		0.03		0.00	**	0.10
Net realized and unrealized gain (loss) on investments	0.77		1.13		(1.45)		0.81
Total from investment operations	0.76		1.16		(1.45)		0.91

LESS DISTRIBUTIONS:
From net investment income			(0.00)	**	(0.01)		(0.07)
From net realized gains on investments	-		-		(0.88)		-
Total distributions	-		(0.00)		(0.89)		(0.07)

Net asset value, end of period	$ 10.42		$ 9.66		$ 8.50		$ 10.84

Total return (b)	7.87%	(f)	13.70%		(12.75)%		9.17%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 19,422		$ 25,817		$ 20,887		$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%		1.25%		1.25%	(c)
Expenses, before reimbursement (d)	1.50%	(c)	1.60%		1.65%		1.62%	(c)
Net investment income (loss), net of reimbursement (e)	(0.30)%	(c)	0.35%		(0.04)%		1.32%	(c)
Net investment income (loss), before reimbursement (e)	(0.55)%	(c)	0.00%		(0.37)%		0.95%	(c)
Portfolio turnover rate	145%	(f)	147%		388%		246%	(f)

* The Fund commenced operations on August 2, 2010.
** Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Period
	Months		ended	ended	ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 11.05		$ 10.60	$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.15		0.59	0.44	0.56
Net realized and unrealized gain on investments	0.05		0.50	0.01	0.68
Total from investment operations	0.20		1.09	0.45	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.55)	(0.41)	(0.54)
From net realized gains on investments	-		(0.09)	(0.13)	(0.01)
Total distributions	(0.13)		(0.64)	(0.54)	(0.55)

Net asset value, end of period	$ 11.12		$ 11.05	$ 10.60	$ 10.69

Total return (b)	1.87%	(f)	9.41%	4.41%	12.61%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 91,242		$ 83,150	$ 47,282	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.35%	(c)	1.44%	1.52%	1.75%	(c)
Net investment income, net of reimbursement (e)	2.74%	(c)	5.07%	4.21%	6.02%	(c)
Net investment income, before reimbursement (e)	2.64%	(c)	4.88%	3.94%	5.52%	(c)
Portfolio turnover rate	375%	(f)	232%	422%	178%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Period
	Months		ended	ended	ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 9.08		$ 7.72	$ 10.78	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.05)		(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	0.38		1.45	(2.69)	0.87
Total from investment operations	0.33		1.36	(2.79)	0.87

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.06)
From net realized gains on investments	-		-	(0.27)	(0.03)
Total distributions	-		-	(0.27)	(0.09)

Net asset value, end of period	$ 9.41		$ 9.08	$ 7.72	$ 10.78

Total return (b)	3.63%	(f)	17.62%	(25.88)%	8.67%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 61,588		$ 46,869	$ 31,926	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement (d)	1.44%	(c)	1.57%	1.54%	1.84%	(c)
Net investment loss, net of reimbursement (e)	(1.20)%	(c)	(1.15)%	(1.18)%	(0.02)%	(c)
Net investment loss, before reimbursement(e)	(1.39)%	(c)	(1.48)%	(1.47)%	(0.61)%	(c)
Portfolio turnover rate	10%	(f)	140%	44%	529%	(f)

*The Fund commenced operations on June 4, 2010.
**Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Large-Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Period
	Months		ended	ended	ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 11.00		$ 9.88	$ 11.16	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.07)		(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	1.35		1.24	(0.78)	1.72
Total from investment operations	1.28		1.12	(0.90)	1.61

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-
From net realized gains on investments	-		-	(0.38)	(0.45)
Total distributions	-		-	(0.38)	(0.45)

Net asset value, end of period	$ 12.28		$ 11.00	$ 9.88	$ 11.16

Total return (b)	11.64%	(f)	11.34%	(7.67)%	16.21%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 64,261		$ 43,057	$ 32,747	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.42%	(c)	1.56%	1.57%	1.85%	(c)
Net investment loss, net of reimbursement (e)	(1.19)%	(c)	(1.15)%	(1.18)%	(1.15)%	(c)
Net investment loss, before reimbursement (e)	(1.36)%	(c)	(1.46)%	(1.50)%	(1.76)%	(c)
Portfolio turnover rate	0%	(f)	84%	51%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Period
	Months		ended	ended	ended
	October 31, 2013		April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)
Net asset value, beginning of period	$ 10.65		$ 9.52	$ 11.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.07)		(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	1.44		1.24	(1.50)	2.22
Total from investment operations	1.37		1.13	(1.62)	2.11

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-
From net realized gains on investments	-		-	(0.60)	(0.37)
Total distributions	-		-	(0.60)	(0.37)

Net asset value, end of period	$ 12.02		$ 10.65	$ 9.52	$ 11.74

Total return (b)	12.86%	(f)	11.87%	(13.30)%	21.26%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 82,385		$ 62,835	$ 47,999	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	(c)	1.25%	1.25%	1.25%	(c)
Expenses, before reimbursement(d)	1.40%	(c)	1.49%	1.52%	1.71%	(c)
Net investment loss, net of reimbursement (e)	(1.18)%	(c)	(1.16)%	(1.19)%	(1.16)%	(c)
Net investment loss, before reimbursement (e)	(1.33)%	(c)	(1.40)%	(1.46)%	(1.62)%	(c)
Portfolio turnover rate	0%	(f)	89%	65%	0%	(f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
Ended
October 31, 2013*
(Unaudited)
Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.04
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains on investments	-
Total distributions	(0.03)

Net asset value, end of period	$ 10.13

Total return (b) (f)	1.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 43,489
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%
Expenses, before reimbursement (c) (d)	1.40%
Net investment income, net of reimbursement (c) (e)	2.60%
Net investment income, before reimbursement (c) (e)	2.76%
Portfolio turnover rate (f)	167%

*The Fund commenced operations on August 28, 2013.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements (Unaudited)

October 31, 2013

NOTE 1. ORGANIZATION

the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund”), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large-Cap Fund (the “Large-Cap Fund”), Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”) and Toews Unconstrained Income Fund (“Unconstrained Income Fund”) (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large-Cap Fund

Growth

Small & Mid Cap Fund

Growth

                Unconstrained Income Fund

Income

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.  The following tables summarize the inputs used as of October 31, 2013 for the Funds’ assets measured at fair value:

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,790,000	$ -	$ 1,790,000
Total	$ -	$ 1,790,000	$ -	$ 1,790,000
Liabilities
Futures Contracts**	255,845	-	-	$ 255,845
Total	$ 255,845	$ 1,790,000	$ -	$ 2,045,845

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 134,451	$ -	$ -	$ 134,451
Mutual Funds*	4,455,306	-	-	4,455,306
Variable Rate Bonds & Notes*	-	2,348,050	-	2,348,050
Municipal Bonds*	-	3,015,000	-	3,015,000
Futures Contracts**	731,995	-	-	731,995
Total	$ 5,321,752	$ 5,363,050	$ -	$ 10,684,802

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 89,351,130	$ -	$ -	$ 89,351,130
Exchange Traded Funds*	607,644	-	-	607,644
Mortgage Note	-	-	1,000,742	1,000,742
Total	$ 89,958,774	$ -	$ 1,000,742	$ 90,959,516

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 3,040,000	$ -	$ 3,040,000
Municipal Bonds*	-	5,985,000	-	5,985,000
Futures Contracts**	3,015,660	-	-	3,015,660
Total	$ 3,015,660	$ 9,025,000	$ -	$ 12,040,660

Large-Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,650,000	$ -	$ 1,650,000
Municipal Bonds*	-	7,650,000	-	7,650,000
Futures Contracts**	2,735,965	-	-	2,735,965
Total	$ 2,735,965	$ 9,300,000	$ -	$ 12,035,965

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 1,200,000	$ -	$ 1,200,000
Municipal Bonds*	-	17,172,000	-	17,172,000
Futures Contracts**	3,521,650	-	-	3,521,650
Total	$ 3,521,650	$ 18,372,000	$ -	$ 21,893,650

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 39,783,031	$ -	$ -	$ 39,783,031
Exchange Traded Funds*	2,342,740	-	-	2,342,740
Mortgage Notes	-	-	1,248,017	1,248,017
Total	$ 42,125,771	$ -	$ 1,248,017	$ 43,373,788

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

*Please refer to the Portfolio of Investments for industry classifications.

**Includes cumulative unrealized gain at October 31, 2013.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Yield Bond Fund and Unconstrained Income und did not hold any Level 2 securities during the period.

The Emerging Markets Fund, Growth Allocation Fund, International Developed Markets Fund, Large-Cap Fund and Small & Mid Cap Fund did not hold any Level 3 securities during the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Note	Mortgage Notes
Beginning Balance	$ 1,000,000	$ -
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Cost of purchases	-	1,283,017
Reinvestment of Dividends	742	-
Proceeds from sales	-	(35,000)
Net Transfers in/out of level 3	-	-
Ending balance	$ 1,000,742	$ 1,248,017

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at October 31, 2013.

The significant unobservable input used in the fair value measurement of the reporting entity’s Level 3 Mortgage Notes Investment is the review of the investment’s interest payments to verify that they continue to be received in a timely fashion.   Cost approximates fair value and the following factors are evaluated:  the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value.  Significant changes in these inputs could result in a significantly lower fair value measurements.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2010-2012) for Emerging Markets Fund and (2011-2012) for Growth Allocation Fund, High Yield Bond Fund, International Developed Markets Fund, Large-Cap Fund and Small & Mid Cap Fund, or expected to be taken in the Fund’s 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

As of October 31, 2013, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized Appreciation	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$ (31,845)	$ 255,845	$(452,334)
Growth Allocation Fund	(24,415)	28,536	1,813,031
International Developed Markets Fund	1,685,235	1,069,335	1,584,230
Large-Cap Fund	5,602,200	1,438,060	4,575,496
Small & Mid Cap Fund	3,424,635	1,641,325	7,360,269

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”) with respect to the Funds.  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios.  The Manager receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of each of the Growth Allocation, High Yield Bond, International Developed Markets, Large-Cap, Small & Mid Cap and Unconstrained Income Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2014, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large-Cap, Small & Mid Cap and Unconstrained Income Funds do not exceed 1.25% of average daily net assets.  For the six months or period ended October 31, 2013, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $32,493

Growth Allocation Fund

        31,799

High Yield Bond Fund

        46,044

International Developed Markets Fund

        50,344

Large-Cap Fund

        42,737

Small & Mid Cap Fund

        51,943

Unconstrained Income Fund

        10,509

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2014

April 2015

April 2016

  Total

Emerging Markets Fund

 $162,085

$103,652

  $60,926

 $326,663

Growth Allocation Fund

     61,968

  115,912

    77,584                  255,464

High Yield Bond Fund

     78,864                 108,112

   119,574                 306,550

International Developed Markets Fund

                     69,514

     93,037

   122,553                 285,104

Large-Cap Fund

     68,982

     94,822

   111,270                 275,074

Small & Mid Cap Fund

     73,058

   115,559

   125,775                 314,392

Pursuant to a separate servicing agreement with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.  A Trustee and certain officers of the Funds are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  During the six months or period ended October 31, 2013, the Funds did not pay distribution related charges pursuant to the Plan.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for six months or period ended October 31, 2013, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$                -                            $        627,000

Growth Allocation Fund

    14,225,743

      17,084,756

High Yield Bond Fund

  220,252,079

    212,309,906

International Developed Markets Fund

        900,000

                        1,680,000

Large-Cap Fund

                   -

        3,180,000

Small & Mid Cap Fund

                   -

           285,000

Unconstrained Income Fund

     86,266,417

      43,348,081

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2013 was as follows:

The tax character of fund distributions for the period ended April 30, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 1,050,762	$ 405,811	$ 1,456,573
Growth Allocation Fund	1,845,479	750,584	2,596,063
High Yield Bond Fund	2,138,300	36,615	2,174,915
International Developed Markets Fund	430,312	627,221	1,057,533
Large Cap Fund	446,283	776,218	1,222,501
Small & Mid Cap Fund	1,072,561	1,760,416	2,832,977

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Emerging Markets Fund	$ 35,964
Growth Allocation Fund	-
High Yield Bond Fund	-
International Developed Markets Fund	161,212
Large Cap Fund	-
Small & Mid Cap Fund	-

At April 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, resulted in reclassification for the tax year ended April 30, 2013 for the funds as follows:

Toews Funds

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

NOTE 6.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The High Yield Bond Fund currently invests a portion of its assets in the PIMCO High Yield Fund (the “PIMCO Fund”) and American High-Income Trust (the “American Fund”) .  The High Yield Bond Fund may redeem its investment from the PIMCO Fund and American Fund at any time if the Manager determines that it is in the best interest of the High Yield Bond Fund and its shareholders to do so.  The performance of the High Yield Bond Fund may be directly affected by the performance of the PIMCO Fund and American Fund.  The financial statements of the PIMCO Fund and American Fund, including the portfolio of investments, can be found at www.pimco.com, www.americanfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the High Yield Bond Fund’s financial statements.  As of October 31, 2013 the percentage of the High Yield Bond Fund’s net assets invested in the PIMCO Fund and American Fund was 27.70% and 25.41%, respectively.

NOTE 7.  PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

          Shares Voted

         Shares Voted Against

              In Favor

or Abstentions

Mark Garbin

  609,702,446

       7,380,704

Mark D. Gersten

  609,750,246

       7,332,904

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark H. Taylor

  608,885,975

       8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

NOTE 8.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on May 1, 2013 and held until October 31, 2013.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Emerging Markets Fund	$1,000.00	$ 962.60	$ 7.42	$1,000.00	$1,017.64	$ 7.63	1.50%
Growth Allocation Fund	$1,000.00	$1,078.70	$ 6.55	$1,000.00	$1,018.90	$ 6.36	1.25%
High Yield Bond Fund	$1,000.00	$1,018.70	$ 6.36	$1,000.00	$1,018.90	$ 6.36	1.25%
International Developed Markets Fund	$1,000.00	$1,036.30	$ 6.42	$1,000.00	$1,018.90	$ 6.36	1.25%
Large-Cap Fund	$1,000.00	$1,116.40	$ 6.67	$1,000.00	$1,019.01	$ 6.36	1.25%
Small & Mid Cap Fund	$1,000.00	$1,128.60	$ 6.71	$1,000.00	$1,019.01	$ 6.36	1.25%
Unconstrained Income Fund	$1,000.00	$1,016.60	$ 2.21**	$1,000.00	$1,019.01	$ 6.36	1.25%

*Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% or 1.25% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ending October 31, 2013).

**Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.25% multiplied by the average account value over the period, multiplied by 64/365 (to reflect the number of days in the period from August 28, 2013 (commencement of operations) to October 31, 2013).

Toews Hedged Emerging Markets Fund, Toews Hedged Small & Mid Cap Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Large-Cap Fund, Toews Hedged International Developed Markets Fund and Toews Hedged Growth Allocation Fund (Adviser – Toews Corporation)*

In connection with the regular meeting held on June 19-20, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews”) and the Trust, with respect to Toews Hedged Emerging Markets Fund, Toews Hedged Small & Mid Cap Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Large-Cap Fund, Toews Hedged International Developed Markets Fund and Toews Hedged Growth Allocation Fund  (each a “Fund” and collectively the “Funds” or the “Toews Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees considered that Toews has approximate assets of $533 million under management, and has been providing advisory services for more than 18 years to investors seeking to achieve a reasonable rate of return above inflation while minimizing the risk associated with equity holdings.  They noted there have been no changes in the key investment personnel since the last contract approval and agreed the Trustees continue to be satisfied with their overall background, experience, and service they provide to the Funds such as research, trading, compliance, operations and marketing.  The Trustees noted Toews launched its first mutual fund in May 2009 and has launched six more since then, and this Board and fund management have a solid working relationship with Toews.  The Trustees discussed Toews’ uses of technical analysis from a proprietary mathematical algorithm system applied to a variety of asset classes to determine economic exposure and investment decisions in the creation and maintenance of the Funds’ strategies.  The noted representatives from Toews explained the firm believes the mathematical algorithm system’s signals are the best way to execute the strategies and adheres to those signals, and Toews will also apply a hedge strategy when the signals indicate such a need specific to each Fund.  With respect to compliance, Toews reviews the holding report for each Fund daily to monitor compliance with the Fund’s investment litigations and prospectus and devotes a substantial amount of time and resources to technology around risk management for the Funds’ portfolios.  The Trust’s Chief Compliance Officer noted there has been no material compliance or litigation issues since the last contract approval.  The Trustees concluded that Toews has the skills and capacity to continue providing high level services and management to each of the Funds.

Performance.

Toews Hedged Emerging Market Fund.  The Trustees reviewed the Fund’s performance noting it significantly underperformed its peer group, Long Short Equity Morningstar category and benchmark for the one year and since inception in May 2009.  They discussed the Fund’s since inception performance of -2.82% compared to the Long/Short category average at 7.88% and benchmark at 12.79%.  After some discussion, the Trustees concluded Toews understands the market and the Fund is expected to utilize a proprietary algorithm which Toews expects to underperform the Fund’s peers, indices, categories, and benchmarks during upward trending markets (such as has existed over the one year period and since inception), but Toews expects to significantly outperform benchmarks during significant drops in the market.  They considered Toews expects that the Fund will outperform over a full market cycle, and Toews is committed to adhering to its algorithms without exception.  The Trustees concluded that performance is improving, and appears to be consistent with Toews’s models it is therefore not unreasonable.

Toews Hedged Growth Allocation Fund.  The Trustees reviewed the Fund’s recent performance of 13.70% noting that it outperformed the peer group average (11.39%) and Long/Short Equity Morningstar category average (10.52%) for the one year period, but underperformed the S&P 500 Index (16.89%).  The Trustees also considered the Fund’s performance since inception (2.95%), compared to 5.04%, 7.88% and 16.08% for the peer group average, category average and Index, respectively.  The Trustees concluded that the Fund’s performance was acceptable.

Toews Hedged High Yield Bond Fund.  The Trustees reviewed the Fund’s performance noting that it had positive returns over 9% for the one year and since inception periods, but still lagged the peer group average, High Yield Bond Morningstar category average and Merrill Lynch High Yield U.S. Corporates Pay Index for both periods.  The Trustees considered the Fund also slightly underperformed Toews’s separately managed accounts using the same strategy.  The Trustees considered Toews markets this algorithm – driven fund to advisors seeking to outperform benchmarks in a manner consistent with the Fund’s investment objective.  The Trustees concluded that the Fund’s performance was not unreasonable.

Toews Hedged International Developed Markets Fund.  The Trustees reviewed the Fund’s performance noting that it outperformed (17.62%) the peer group average (11.39%) and Long/Short Equity Morningstar category average (10.52%) for the one year, but underperformed the MSCI EAFE Index for the one year (19.39%) and since the Fund’s inception in June 2010.  Since inception the Fund has suffered a loss (-1.85%) and also underperformed the peer group (5.04%) and Morningstar category (7.88%) as well.  The Trustees considered this algorithm-driven Fund is marketed to advisors who are looking for alternatives to outperform benchmarks (it expected to underperform the above-listed peers, indices, categories, and benchmarks across a majority of markets, particularly in upward trending markets such as have existed over the one year period and since inception), but to protect against losses during significant drops in the market.  The Trustees concluded the Fund’s performance for the one year was acceptable and overall performance was not unreasonable.

Toews Hedged Large-Cap Fund.  The Trustees reviewed the Fund’s performance noting that it performed positively over the one year (11.34%) and since inception (6.31%), performing in-line with or outperforming the peer group average (11.39% and 5.04%, respectively), and outperforming the Long/Short Equity Morningstar category average over the one year (10.52%).  However, they noted it underperformed the S&P 500 for both periods.  The Trustees concluded the Fund’s performance was reasonable when considering it is designed to protect against down side risk and will not achieve all of the upside of the equity markets.

Toews Hedged Small & Mid Cap Fund.  The Trustees reviewed the Fund’s performance of 11.87% for the one year period and 5.74% since inception in June 2010.  They noted that the Fund outperformed the peer group average (11.39%) and Long/Short Morningstar category average (10.52%) for the one year and also outperformed the peer group since inception (5.04%).  However, the Trustees also considered the Fund underperformed the Russell 2000 (17.69% and 16.42%) and S&P 400 (18.84% and 18.65%) indices for both periods.  The Trustees concluded that the Fund’s performance for the one year was acceptable and performance overall was not unreasonable.

Fees and Expenses.

Toews Hedged Emerging Market Fund.  The Trustees reviewed information regarding the advisory fee of 1.25%, and noted the fee paid to Toews and the Fund’s net expense ratio are below the peer group and Morningstar Category averages.  The advisory fee is also below the rate charged to Toews’ separately managed accounts.  The Trustees concluded that the advisory fee is reasonable.

Toews Hedged Growth Allocation Fund. The Trustees reviewed information regarding the advisory fee of 1.00%, and noted the fee paid to Toews and the Fund’s net expense ratio are both below the peer group and Morningstar category averages.  They also considered the advisory fee is also below the rate charged to Toews’ separately managed accounts.  The Trustees concluded that the advisory fee is reasonable.

Toews Hedged High Yield Bond Fund.  The Trustees noted the advisory fee charged is 1.00%.  They considered the Fund’s advisory fee is below the amount charged to Toews’ separately managed accounts and the Morningstar category average, but higher than the peer group average (0.75%).  After further discussion, the Trustees concluded that because the Fund is actively managed, the fee is not unreasonable.

Toews Hedged International Developed Markets Fund.  The Trustees reviewed information regarding the Fund’s advisory fee of 1.00% and its expense ratio, noting the fee paid to Toews and the Fund’s net expense ratio are below the peer group and Morningstar category averages.  The Trustees concluded that the advisory fee is reasonable.

Toews Hedged Large-Cap Fund.  The Trustees reviewed information regarding the advisory fee of 1.00%, and noted the fee paid to Toews and the Fund’s net expense ratio are below the peer group and Morningstar category averages.  The Trustees concluded that the advisory fee is reasonable.

Toews Hedged Small & Mid Cap Fund.  The Trustees reviewed information regarding the advisory fee of 1.00%, and noted the fee paid to Toews and the Fund’s net expense ratio are both below the peer group and Morningstar category averages.  The Trustees concluded that the advisory fee is reasonable.

Economies of Scale.

The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Funds, breakpoints are not realistic at this time.  They further noted that Toews agreed, in its written materials to the Board, to discuss breakpoints for each Fund when the Fund’s assets reach $1 billion.  They concluded to annually monitor the Funds asset levels and discuss breakpoints in the future as economies are realized.

Profitability.  The Trustees reviewed information provided by Toews regarding the profitability of Toews with respect to each Fund.  They considered that although the Toews Emerging Markets Fund was reasonably profitable when measured as a percentage of income, the actual dollar amount was very low; likewise the actual dollar amount and percentage of revenue retained by Toews for managing the Toews Growth Allocation Fund were both very small.  The Trustees concluded that profitability for each of the Toews Emerging Market Fund and Toews Growth Allocation Fund were reasonable.  With respect to the Toews High Yield Bond Fund, Toews International Developed Markets Fund, Toews Large Cap Fund and Toews Small & MidCap Fund, the profits were more substantial, but in each case the Trustees determined that profits were not excessive.

Conclusion.  Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent Counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Toews Funds.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Toews Unconstrained Income Fund (Adviser – Toews Corporation)*

In connection with the regular meeting held on March 27-28, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews”) and the Trust, with respect to Toews Unconstrained Income Fund  (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services.  The Trustees noted the fact that Toews has approximately $487 million under management, with 6 funds currently in the Trust.  The Trustees also noted that Toews will apply its proprietary algorithmic asset management system to select an unconstrained choice of bonds for investment and to execute a risk management strategy that monitors price movements to identify early stages of market declines.  The Trustees acknowledged that they have a solid relationship with Toews.  They concluded that Toews is qualified to provide a level of service consistent with the Trustees’ expectations.

Performance.  The Trustees evaluated performance information Toews provided for a similar product that it manages.  The Trustees acknowledged that the performance for this similar product is below the benchmark for both the 1-year time period and since inception in 2010, but concluded that the performance figures were reasonable for a conservative approach in a short-time period during a bull market. After discussion, they concluded that Toews has the resources and ability to provide favorable investment returns for the Fund and its future shareholders.

Fees and Expenses.  The Trustees evaluated the proposed advisory fee of 1.00% and the estimated net expense ratio of 1.25%, and compared it to the averages of the Fund’s peer group and a sub-set of smaller funds in the Morningstar category, as well as to the similar accounts managed by Toews.  The Trustees noted that both the advisory fee and net expense ratio were slightly lower than the peer group and Morningstar sub-set averages, and the advisory fee was at the same level as the other accounts managed by Toews.  The Trustees noted that the advisory fee peer group average was skewed by an outlier fund that, if removed, would drop the advisory fee average to 0.88%, making the Fund’s advisory fee higher than the group average but still within the peer group fee range.  After evaluating the materials provided and the responses given by the representatives of Toews, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale.  The Trustees considered whether economies of scale would materialize with respect to the management of the Fund.  They noted that it is unlikely that the Fund will reach asset levels with meaningful economies in the near term, but that the expense cap that Toews has agreed to will benefit shareholders by maintaining a reasonable expense ratio through the early months of operations.  Toews expressed its opinion as to the difficulty for an adviser to agree to breakpoints based on the considerable struggles faced by smaller advisers when launching new funds, but the Trustees agreed they will continue to evaluate in the future.

Profitability.  The Trustees considered the anticipated profits to be realized by Toews in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees noted that Toews estimates that during the first fiscal year it may realize modest profits, but concluded that the anticipated level of profit was reasonable, particularly when taking into consideration the fact that Toews will be waiving a portion of its fees.

Conclusion.  Having requested and received such information from Toews as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Toews Unconstrained Income Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISOR

Toews Corporation

Cornerstone Commerce Center

1201 New Road, Suite 111

Linwood, NJ  08221

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/14